Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Minnesota Tax-Exempt Fund - Class A | City of Rochester 11/15/2057 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Minnesota Tax-Exempt Fund - Class A | Roseville Independent School District No. 623 02/01/2038 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Minnesota Tax-Exempt Fund - Class A | Southern Minnesota Municipal Power Agency 01/01/2026 0.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Class A | Brainerd Independent School District No. 181 02/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Class A | City of Maple Grove 05/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Class A | Minnesota Higher Education Facilities Authority 10/01/2052 5.000%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Minnesota Tax-Exempt Fund - Class A | County of Chippewa 03/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Minnesota Tax-Exempt Fund - Class A | City of Minneapolis 11/15/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class A | Stillwater Independent School District No. 834 02/01/2042 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class A | State of Minnesota 08/01/2043 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Minnesota Tax-Exempt Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Minnesota Tax-Exempt Fund - Class C | City of Rochester 11/15/2057 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Minnesota Tax-Exempt Fund - Class C | Roseville Independent School District No. 623 02/01/2038 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Minnesota Tax-Exempt Fund - Class C | Southern Minnesota Municipal Power Agency 01/01/2026 0.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Class C | Brainerd Independent School District No. 181 02/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Class C | City of Maple Grove 05/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Class C | Minnesota Higher Education Facilities Authority 10/01/2052 5.000%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Minnesota Tax-Exempt Fund - Class C | County of Chippewa 03/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Minnesota Tax-Exempt Fund - Class C | City of Minneapolis 11/15/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class C | Stillwater Independent School District No. 834 02/01/2042 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class C | State of Minnesota 08/01/2043 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Minnesota Tax-Exempt Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | City of Rochester 11/15/2057 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Roseville Independent School District No. 623 02/01/2038 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Southern Minnesota Municipal Power Agency 01/01/2026 0.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Brainerd Independent School District No. 181 02/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | City of Maple Grove 05/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Minnesota Higher Education Facilities Authority 10/01/2052 5.000%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | County of Chippewa 03/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | City of Minneapolis 11/15/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Stillwater Independent School District No. 834 02/01/2042 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | State of Minnesota 08/01/2043 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | City of Rochester 11/15/2057 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Roseville Independent School District No. 623 02/01/2038 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Southern Minnesota Municipal Power Agency 01/01/2026 0.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Brainerd Independent School District No. 181 02/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | City of Maple Grove 05/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Minnesota Higher Education Facilities Authority 10/01/2052 5.000%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | County of Chippewa 03/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | City of Minneapolis 11/15/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Stillwater Independent School District No. 834 02/01/2042 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | State of Minnesota 08/01/2043 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | City of Rochester 11/15/2057 5.000%
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Roseville Independent School District No. 623 02/01/2038 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Southern Minnesota Municipal Power Agency 01/01/2026 0.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Brainerd Independent School District No. 181 02/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | City of Maple Grove 05/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Minnesota Higher Education Facilities Authority 10/01/2052 5.000%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | County of Chippewa 03/01/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | City of Minneapolis 11/15/2037 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Stillwater Independent School District No. 834 02/01/2042 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | State of Minnesota 08/01/2043 4.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%